Supplement Dated January 29, 2021 to the

Annual Product Information Notice Dated May 1, 2020

Issued by Talcott Resolution Life Insurance Company Separate Account Two:

The Director Series VII/VIIR	The Huntington Director Series I/IR	The Director Series VI
NatCity Director	The Director Solution Series I/IR	The BB&T Director Series I
First Horizon Director	Director Preferred Series I/IR	AmSouth Director Series I
The BB&T Director Series II/IIR	Director Elite Series I/IR	The Director Select Series I
AmSouth Director Series II/IIR	The Wachovia Director Series I/IR	The Director Choice Series I
The Director Select Series II/IIR	Fifth Third Director Series I/IR
The Director Choice Series II/IIR	Director Classic Series I/IR

Issued by Talcott Resolution Life Insurance Company Separate Account Seven:

Personal Retirement Manager Series III	Classic Leaders	Select Leaders Series V
Leaders Series II/IIR/II	Leaders Select	Huntington’s Personal Retirement Manager Series III
Wells Fargo Leaders Series I/IR/II	Huntington Leaders
Leaders / Chase Series I-II

Issued by Talcott Resolution Life Insurance Company Separate Account Ten:

Putnam Capital Manager Series V

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account One:

The Director Series VII/VIIR	Director Preferred Series I/IR	The Director Series VI
The Director Select Series II/IIR	Director Elite Series I/IR	The Director Select Series I
The Director Solution Series I/IR	Wells Fargo Director Series I/IR

Issued by Talcott Resolution Life Insurance Company Separate Account Three:

The Director M	Wells Fargo Director M

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:

Personal Retirement Manager Series III	Select Leaders Series V	Leaders Series II/IIR/II
Leaders Series IV	Leaders Outlook Series II/IIR/III	Wells Fargo Leaders Series I/IR/II
The Director M	Wells Fargo Leaders Outlook Series I/IR/II	Leaders Series I/IR
Wells Fargo Director M	Select Leaders Outlook Series III	Leaders Solution Series I/IR

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Ten:

Putnam Capital Manager Series V

This supplement updates certain information in your prospectus for insurance products issued by Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution Life Insurance Company (“TL”) and Talcott Resolution Life and Annuity Insurance Company (“TLA”), signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including TL and TLA, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.

Talcott Resolution will continue to administer and provide all contractual benefits of your annuity. The terms, features and benefits of your insurance contract will NOT change as a result of the sale.

This Supplement Should Be Retained for Future Reference